Income tax - Tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Income / (loss) for the year before income tax	$ 332,682	$ 606,732	$ 202,226
Tax calculated at the tax rate in each country	(81,451)	(212,374)	(59,160)
Adjustments
Non-taxable income	18,618	34,130	57,519
Expenses related to non-taxable income	(12,478)	(12,689)	(8,871)
Non-deductible expenses	(17,474)	(11,221)	(3,581)
Effect of tax inflation adjustment	(43,810)	(167,973)	(114,289)
Effect of inflation adjustment	(40,612)	(80,365)	(53,895)
Effect of asset revaluation for tax purposes	103,172	118,242	119,483
Inflation adjustment for tax purposes of tax losses	6,993	76,622	81,273
Unrecognized deferred taxes	(18,424)	(49,631)	(11,427)
Investment project exonerations	16,160	12,737	12,552
Other	(5,657)	(6,298)	4,637
Income tax	$ (74,963)	$ (298,820)	$ 24,241